DECEMBER 31, 2007 SUPPLEMENT TO
                         MONTEAGLE LARGE CAP GROWTH FUND
                       PROSPECTUS DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. Nashville Capital Corporation is currently responsible for and assumes the obligation for payment of these amounts on behalf of the Large Cap Growth Fund. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to the Large Cap Growth Fund upon approval by the shareholders of the Large Cap Growth Fund. Until that time, the following disclosure replaces the disclosure in the Large Cap Growth Fund's current Prospectus dated December 31, 2007.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                  "FEE TABLE - ANNUAL FUND OPERATING EXPENSES"
               (PAGE 5 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees1                                                 1.19%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   0.02%
Acquired Fund Fees and Expenses2                                 0.01%
                                                                 -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.22%
--------------------------------------------------------------------------------
1 The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees of non-interested Trustees and extraordinary expenses.

2 Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $124            $387             $670             $1,477
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            THE FOLLOWING REPLACES THE THIRD PARAGRAPH OF THE SECTION
                        ENTITLED "MANAGEMENT - ADVISER"
               (PAGE 8 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.

--------------------------------------------------------------------------------
        THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION ENTITLED
                          "MANAGEMENT - FUND EXPENSES"
               (PAGE 10 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        DECEMBER 31, 2007 SUPPLEMENT TO
                           MONTEAGLE FIXED INCOME FUND
                       PROSPECTUS DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. Nashville Capital Corporation is currently responsible for and assumes the obligation for payment of these amounts on behalf of the Fixed Income Fund. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to the Fixed Income Fund upon approval by the shareholders of the Fixed Income Fund. Until that time, the following disclosure replaces the disclosure in the Fixed Income Fund's current Prospectus dated December 31, 2007.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                  "FEE TABLE - ANNUAL FUND OPERATING EXPENSES"
               (PAGE 5 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees1                                                 0.97%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   0.03%
Acquired Fund Fees and Expenses2                                 0.02%
                                                                 -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.02%
--------------------------------------------------------------------------------
1 The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees of non-interested Trustees and extraordinary expenses.

2 Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $104            $325             $563             $1,248
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           THE FOLLOWING REPLACES THE FOURTH PARAGRAPH OF THE SECTION
                        ENTITLED "MANAGEMENT - ADVISER"
               (PAGE 9 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.

--------------------------------------------------------------------------------
        THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION ENTITLED
                          "MANAGEMENT - FUND EXPENSES"
               (PAGE 12 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        DECEMBER 31, 2007 SUPPLEMENT TO
                          MONTEAGLE QUALITY GROWTH FUND
                       PROSPECTUS DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. Parkway Advisors, L.P. is currently responsible for and assumes the obligation for payment of these amounts on behalf of the Quality Growth Fund. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to the Quality Growth Fund upon approval by the shareholders of the Quality Growth Fund. Until that time, the following disclosure replaces the disclosure in the Quality Growth Fund's current Prospectus dated December 31, 2007.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                  "FEE TABLE - ANNUAL FUND OPERATING EXPENSES"
               (PAGE 4 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees1                                                 1.20%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   0.03%
Acquired Fund Fees and Expenses2                                 0.02%
                                                                 -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.25%
--------------------------------------------------------------------------------
1 The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees of non-interested Trustees and extraordinary expenses.

2 Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $127            $397             $686             $1,511
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           THE FOLLOWING REPLACES THE FOURTH PARAGRAPH OF THE SECTION
                        ENTITLED "MANAGEMENT - ADVISER"
               (PAGE 7 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.

--------------------------------------------------------------------------------
        THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION ENTITLED
                          "MANAGEMENT - FUND EXPENSES"
               (PAGE 9 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        DECEMBER 31, 2007 SUPPLEMENT TO
                           MONTEAGLE SELECT VALUE FUND
                       PROSPECTUS DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. Parkway Advisors, L.P. is currently responsible for and assumes the obligation for payment of these amounts on behalf of the Select Value Fund. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to the Select Value Fund upon approval by the shareholders of the Select Value Fund. Until that time, the following disclosure replaces the disclosure in the Select Value Fund's current Prospectus dated December 31, 2007.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                  "FEE TABLE - ANNUAL FUND OPERATING EXPENSES"
               (PAGE 4 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees1                                                 1.20%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   0.02%
Acquired Fund Fees and Expenses2                                 0.02%
                                                                 -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.24%
--------------------------------------------------------------------------------
1 The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees of non-interested Trustees and extraordinary expenses.

2 Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $126            $393             $681             $1,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            THE FOLLOWING REPLACES THIRD PARAGRAPH OF THE THE SECTION
                        ENTITLED "MANAGEMENT - ADVISER"
         (BEGINNING ON PAGE 6 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.

--------------------------------------------------------------------------------
        THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION ENTITLED
                          "MANAGEMENT - FUND EXPENSES"
               (PAGE 8 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        DECEMBER 31, 2007 SUPPLEMENT TO
                              MONTEAGLE VALUE FUND
                       PROSPECTUS DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. Nashville Capital Corporation is currently responsible for and assumes the obligation for payment of these amounts on behalf of the Value Fund. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to the Value Fund upon approval by the shareholders of the Value Fund. Until that time, the following disclosure replaces the disclosure in the Value Fund's current Prospectus dated December 31, 2007.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                  "FEE TABLE - ANNUAL FUND OPERATING EXPENSES"
               (PAGE 5 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees1                                                 1.20%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   0.02%
Acquired Fund Fees and Expenses2                                 0.02%
                                                                 -----

   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.24%
--------------------------------------------------------------------------------
1 The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees of non-interested Trustees and extraordinary expenses.

2 Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $126            $393             $681             $1,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            THE FOLLOWING REPLACES THE THIRD PARAGRAGH OF THE SECTION
                        ENTITLED "MANAGEMENT - ADVISER"
               (PAGE 8 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.

--------------------------------------------------------------------------------
          THE FOLLOWING REPLACES FIRST SENTENCE OF THE SECTION ENTITLED
                          "MANAGEMENT - FUND EXPENSES"
               (PAGE 10 OF THE PROSPECTUS) UNTIL JANUARY 11, 2008:
--------------------------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees of non-interested Trustees and extraordinary expenses.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        DECEMBER 31, 2007 SUPPLEMENT TO
                               THE MONTEAGLE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 2007

Shareholders of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (each a "Fund", collectively the "Funds"), each a series of Monteagle Funds (the "Trust"), are being asked to vote on a proposal to approve an amended management agreement between the Trust, Nashville Capital Corporation and Parkway Advisors, L.P. (the "Advisers"). The amended management agreement would require that each Fund be responsible for and assume the obligation for payment of (a) its proportionate share of any costs of travel for Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "Independent Trustees") and costs associated with seminars, conventions or trade education for the Independent Trustees, and (b) 50% of the compensation amount approved by the Board of Trustees of the Trust specifically for the services of the Trust's Chief Compliance Officer attributable to that Fund. The Advisers are currently responsible for and assume the obligation for payment of these amounts on behalf of the Funds. A Special Meeting of Shareholders will be held on January 11, 2008 to consider the proposal. A Proxy Statement, Notice of Special Meeting and proxy card were mailed to shareholders of each Fund on or about December 14, 2007. Holders of record of shares of each Fund as of the close of business on December 3, 2007 are entitled to notice of, and to vote at the Special Meeting, and at any adjournments or postponements thereof.

The amended management agreement becomes effective with respect to each Fund upon approval by the shareholders of that Fund. Until that time, the following disclosure replaces the disclosure in the Funds' current Statement of Additional Information (the "SAI") dated December 31, 2007.

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THE FOLLOWING  REPLACES THE FIRST PARAGRAPH OF THE SECTION ENTITLED  "INVESTMENT
ADVISERS - OTHER  PROVISIONS OF INVESTMENT  ADVISORY  AGREEMENT" (PAGE 30 OF THE
SAI) UNTIL JANUARY 11, 2008:
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Subject to an investment  advisory  agreement between the Funds and each Adviser
(the "Advisory Agreement"), the Advisers manage each Fund's investments subject to approval of the Board of Trustees and pay all of the expenses of each Fund except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees of non-interested Trustees and extraordinary expenses.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE